Segments - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments
Net revenues	$ 32,806	$ 36,051	$ 46,571
Discontinued operations
Segments
Net revenues		97,166	122,509
Continuing and discontinued operations
Segments
Net revenues		133,217	169,080
PRC
Segments
Net revenues	12,071	12,983	22,063
PRC | Discontinued operations
Segments
Net revenues		96,743	118,148
PRC | Continuing and discontinued operations
Segments
Net revenues		109,726	140,211
Hong Kong
Segments
Net revenues	20,414	22,643	24,300
Hong Kong | Discontinued operations
Segments
Net revenues		385	4,361
Hong Kong | Continuing and discontinued operations
Segments
Net revenues		23,028	28,661
Others
Segments
Net revenues	$ 321	425	208
Others | Discontinued operations
Segments
Net revenues		38
Others | Continuing and discontinued operations
Segments
Net revenues		$ 463	$ 208